Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital Surplus	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 739,988	$ 453	$ 815,010	$ (75,915)	$ 440
Beginning balance (in shares) at Dec. 31, 2010		45,298
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	48,086			56,836	(8,750)
Stock-based compensation (in shares)		480
Stock-based compensation	13,716	5	13,711
Shares withheld for taxes	(1,720)		(1,720)
Ending balance at Dec. 31, 2011	800,070	458	827,001	(19,079)	(8,310)
Ending balance (in shares) at Dec. 31, 2011		45,778
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(437,232)			(405,017)	(32,215)
Stock-based compensation (in shares)		539
Stock-based compensation	8,777	5	8,772
Shares withheld for taxes	(1,213)		(1,213)
Ending balance at Dec. 31, 2012	370,402	463	834,560	(424,096)	(40,525)
Ending balance (in shares) at Dec. 31, 2012		46,317
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(1,073)			(15,815)	14,742
Stock-based compensation (in shares)		513
Stock-based compensation	7,523	5	7,518
Shares withheld for taxes	(2,414)		(2,414)
Ending balance at Dec. 31, 2013	$ 374,438	$ 468	$ 839,664	$ (439,911)	$ (25,783)
Ending balance (in shares) at Dec. 31, 2013		46,830